UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10349

        Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
February 28, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.4% (1.6% of Total Investments)

$810	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 801,803
	2002, 5.375%, 5/15/33

800	Virgin Islands Tobacco Settlement Financing Corporation, Asset-Backed Bonds, Series 2001, 5.000%,	5/11 at 100.00	Baa3	733,856
	5/15/31

	Education and Civic Organizations - 18.2% (12.3% of Total Investments)

1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	1,168,442
	Series 2002, 5.125%, 9/01/22

	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary's College, Series
	2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB	105,040
100	5.800%, 9/01/30	3/10 at 101.00	BBB	105,320

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	675,986
	2004, 5.250%, 4/01/34

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland -	10/13 at 100.00	Baa3	1,055,320
	Baltimore, Series 2003A, 5.625%, 10/01/23

250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB-	259,853
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31

415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series	1/11 at 101.00	AAA	440,485
	2000, 5.250%, 7/01/30 - FSA Insured

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins	7/08 at 102.00	AA	1,085,320
	University, Series 1998, 5.125%, 7/01/12

1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,309,438
	College of Art, Series 2001, 5.500%, 6/01/32

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	514,780
	2004, 5.125%, 7/01/34

500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	AAA	527,155
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 - FGIC Insured

500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	537,380
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 - FGIC Insured

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B:
1,580	4.375%, 4/01/17	4/11 at 100.00	AA	1,616,419
1,140	4.500%, 4/01/19	4/11 at 100.00	AA	1,168,340

1,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AA	1,074,810
	4/01/19

	Healthcare - 21.3% (14.4% of Total Investments)

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical	7/08 at 101.00	AAA	1,047,440
	Center, Series 1998, 5.125%, 7/01/33 - FSA Insured

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center,	7/11 at 100.00	A-	1,547,010
	Series 2001, 5.625%, 7/01/31

650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	660,224
	Medical Center, Series 2001, 5.000%, 7/01/34

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/11 at 100.00	A	2,067,900
	Medical System, Series 2001, 5.250%, 7/01/28

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	1,067,070
	Hospital, Series 2002, 6.000%, 7/01/26

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	512,535
	Hospital, Series 2002, 5.125%, 7/01/35

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,025,800
	Institute, Series 2003, 5.500%, 7/01/33

700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	Baa1	722,463
	2004, 5.375%, 8/15/24

525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	540,519
	System, Series 2004A, 5.125%, 7/01/34

775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	814,982
	Hospital, Series 2004, 5.500%, 7/01/36

650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center,	7/14 at 100.00	AA	663,091
	Series 2005, 5.000%, 7/01/37 - RAAI Insured

2,160	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group, Series	12/11 at 100.00	AA-	2,260,829
	2001, 5.125%, 12/01/22

	Prince George's County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health
	Corporation, Series 1994:
100	5.375%, 7/01/14	7/05 at 101.00	B3	89,362
700	5.300%, 7/01/24	7/05 at 101.00	B3	578,725

	Housing/Multifamily - 11.8% (8.0% of Total Investments)

55	Maryland Community Development Administration, Multifamily Housing Insured Mortgage Loans, Series	5/11 at 100.00	Aa2	56,087
	2001A, 5.100%, 5/15/28

2,595	Maryland Community Development Administration, Multifamily Housing Insured Mortgage Loans, Series	5/11 at 100.00	Aa2	2,654,322
	2001B, 5.350%, 5/15/32 (Alternative Minimum Tax)

1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne	12/11 at 100.00	Aaa	1,145,553
	Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters Towers	12/11 at 100.00	Aaa	3,245,734
	Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)

435	Maryland Community Development Administration, Multifamily Housing Insured Mortgage Revenue Bonds,	5/12 at 100.00	Aa2	460,600
	Series 2002A, 5.300%, 5/15/22

	Housing/Single Family - 2.3% (1.6% of Total Investments)

500	Maryland Community Development Administration, Residential Revenue Bonds, Series 1997B, 5.875%,	3/07 at 101.50	Aa2	517,625
	9/01/25 (Alternative Minimum Tax)

945	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H, 5.350%,	9/10 at 100.00	Aa2	964,533
	9/01/32 (Alternative Minimum Tax)

	Industrials - 1.8% (1.2% of Total Investments)

1,150	Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Bonds, Baltimore RESCO	1/09 at 101.00	BBB	1,174,357
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care - 0.3% (0.2% of Total Investments)

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal
	Life Care Community Inc., Series 2001A:
31	6.750%, 4/01/20	4/09 at 100.00	N/R	25,293
25	6.750%, 4/01/23	4/11 at 101.00	N/R	20,417

5	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal	No Opt. Call	N/R	4,213
	Life Care Community Inc., Series 2001B, 6.400%, 4/01/23 (Mandatory put 4/01/07)

	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc.,
	Series 1994A:
25	5.625%, 4/01/09	4/06 at 100.00	N/R	20,590
175	6.000%, 4/01/13	4/05 at 101.00	N/R	142,783

10	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc.,	No Opt. Call	N/R	8,535
	Series 1994B, 8.000%, 4/01/16 (Optional put 4/01/06)

	Tax Obligation/General - 41.9% (28.3% of Total Investments)

1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	1,107,060

	Cecil County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2001B:
975	4.600%, 8/01/18	8/11 at 101.00	AA-	1,018,378
1,020	4.600%, 8/01/19	8/11 at 101.00	AA-	1,061,718

1,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%,	11/12 at 101.00	AA	1,075,810
	11/01/20

3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2000, 5.200%,	12/10 at 101.00	AA	3,311,910
	12/01/19

510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001, 4.750%,	12/11 at 101.00	AA-	536,795
	12/01/19

1,000	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/16	2/14 at 100.00	AAA	1,095,600

	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001:
2,445	5.500%, 3/01/11	No Opt. Call	AAA	2,755,148
1,500	5.500%, 3/01/12	No Opt. Call	AAA	1,703,475

4,730	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement,	10/11 at 101.00	AAA	5,216,575
	Series 2001, 5.250%, 10/01/18

1,000	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement,	No Opt. Call	AAA	1,119,800
	Series 2002A, 5.250%, 11/01/11

800	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series	No Opt. Call	AAA	887,768
	2004A, 5.000%, 4/01/13

	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series
	2001:
1,000	5.250%, 12/01/20 - FGIC Insured	12/11 at 101.00	AAA	1,102,840
2,820	5.250%, 12/01/21 - FGIC Insured	12/11 at 101.00	AAA	3,098,447

800	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	No Opt. Call	AA	883,936
	2004C, 5.000%, 12/01/11

770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 - FSA	7/11 at 100.00	AAA	817,139
	Insured

	Tax Obligation/Limited - 19.5% (13.2% of Total Investments)

625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%, 7/01/34	1/15 at 101.00	N/R	622,750

750	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water and Sewer, Series 1999,	8/09 at 101.00	AA+	770,400
	4.500%, 8/01/19

745	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project,	No Opt. Call	N/R	752,018
	Series 2002, 5.000%, 7/01/12

	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,668,527
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,749,159

530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series	5/13 at 100.00	AA+	577,806
	2003A, 5.000%, 5/01/15

350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	353,017
	5.750%, 7/01/34

1,000	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%,	No Opt. Call	AA	1,154,200
	2/01/16

1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,106,390
	5.000%, 5/01/13

1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,561,264
	Headquarters Building, Series 2002, 5.375%, 6/01/19

1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior	7/12 at 101.00	AA	1,075,420
	Series 2002A, 5.500%, 7/01/27 - RAAI Insured

1,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Water	6/08 at 102.00	AAA	1,079,260
	Supply Bonds, Series 1998, 5.000%, 6/01/15

	Transportation - 4.9% (3.3% of Total Investments)

	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 - AMBAC Insured	7/11 at 100.00	AAA	674,434
1,000	5.000%, 7/01/34 - AMBAC Insured	7/11 at 100.00	AAA	1,031,440

	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, John
	Hopkins Medical Institution, Series 2004B:
155	5.000%, 7/01/13 - AMBAC Insured	No Opt. Call	AAA	170,568
135	5.000%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	148,805

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	1,101,700
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed *** - 20.3% (13.7% of Total Investments)

750	Anne Arundel County, Maryland, Special Obligation Bonds, Arundel Mills Project, Series 1999,	7/09 at 102.00	AAA	890,730
	7.100%, 7/01/29 (Pre-refunded to 7/01/09)

1,500	Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	1,657,110
	5.000%, 8/01/18 (Pre-refunded to 8/01/12)

1,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,137,220
	6.000%, 7/01/26 (Pre-refunded to 7/01/10)

750	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%,	8/12 at 100.00	AAA	828,773
	8/15/15 (Pre-refunded to 8/15/12)

1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series	No Opt. Call	AAA	1,374,786
	1997, 5.000%, 7/01/17 - AMBAC Insured

1,295	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects,	No Opt. Call	AAA	1,524,863
	First Series 1978, 6.800%, 7/01/16

1,230	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24	7/11 at 100.00	AAA	1,353,517
	(Pre-refunded to 7/01/11) - FSA Insured

3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	3,306,840
	10/01/40

800	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2001A, 5.000%,	8/11 at 100.00	AAA	877,893
	8/01/21 (Pre-refunded to 8/01/11) - MBIA Insured

	Utilities - 3.3% (2.2% of Total Investments)

1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 - MBIA Insured	10/09 at 101.00	AAA	1,063,330

1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	1,021,930
	7.400%, 9/01/19 (Alternative Minimum Tax)

$88,696	Total Long-Term Investments (cost $90,521,552) - 148.0%			94,644,888

	Other Assets Less Liabilities - 2.0%			1,299,563

	Preferred Shares, at Liquidation Value - (50.0)%			(32,000,000)

	Net Assets Applicable to Common Shares - 100%			$63,944,451

Forward Swap Contracts outstanding at Feburary 28, 2005:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Goldman Sachs dated December 6, 2004, to
pay semi-annually the notional amount multiplied by 5.324%
(annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London Inter-
Bank Offered Rates).	$400,000	7/11/05	7/11/25	$(7,973)

Agreement with JPMorgan dated January 11, 2005, to pay
semi-annually the notional amount multiplied by 5.235% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	1,000,000	8/17/05	8/17/25	(7,108)

				$(15,081)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At February 28, 2005, the cost of investments was $90,497,240.

	Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005,
	were as follows:

	Gross unrealized:
	Appreciation	$4,282,413
	Depreciation	(134,765)

	Net unrealized appreciation of investments	$4,147,648

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.